Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Other Operating Result

	Years ended December 31,

(in millions €)	2024	2023	2022
Other operating result
Other operating income	140.6	105.0	815.3
Gain on derivative instruments at fair value through profit or loss	—	67.6	—
Grants	31.5	2.2	1.4
Foreign exchange differences, net	84.9	—	727.4
Other	24.2	35.2	86.5
Other operating expenses	(811.5)	(293.0)	(410.0)
Contractual disputes / settlements	(657.4)	—	—
Litigation costs(1)	(113.7)	(29.4)	(3.0)
Loss on derivative instruments at fair value through profit or loss	(32.4)	—	(385.5)
Foreign exchange differences, net	—	(252.0)	—
Other	(8.0)	(11.6)	(21.5)
Total other operating result	(670.9)	(188.0)	405.3
(1)Adjustments to the year 2022 figures relate to reclassifying legal costs in connection with certain litigation as other operating expenses, rather than general and administrative expenses, to reflect changes in reporting.

Summary of Finance Income and Costs

	Years ended December 31,

(in millions €)	2024	2023	2022
Finance result
Finance income	664.0	519.6	330.3
Gains from financial instruments measured at amortized cost	437.6	357.6	48.5
Gains from financial instruments measured at fair value	210.9	162.0	216.8
Foreign exchange differences, net	15.5	—	65.0
Finance expenses	(27.4)	(23.9)	(18.9)
Loss from financial instruments measured at fair value	(6.0)	—	—
Loss from financial instruments measured at amortized cost without expected credit losses	(4.6)	—	—
Loss from financial instruments measured at amortized cost, expected credit losses	(4.2)	—	—
Foreign exchange differences, net	—	(16.0)	—
Other	(12.6)	(7.9)	(18.9)
Total finance result	636.6	495.7	311.4

Summary of Employee Benefits Expense

	Years ended December 31,

(in millions €)	2024	2023	2022
Wages and salaries	814.0	617.8	544.8
Social security costs	113.7	76.7	58.6
Pension costs	3.5	4.1	2.1
Total	931.2	698.6	605.5